Other Income (Expense)	12 Months Ended
Dec. 31, 2015
Other Income and Expenses [Abstract]
Other Income (Expense)
Other Income (Expense)
A summary of other income (expense) follows (in thousands):

	Years Ended December 31,
	2015	2014	2013
Reduction of (accrual for) loss contingency related to legal proceedings (Footnote 7)	$101,978	$69,557	$(183,327)
Gain on sale of a product line(1)	—	6,522	—
Gain on sale of cost method investments(2)	—	5,463	3,591
Other income (expense)	(3,703)	(1,682)	(2,794)
Total other income (expense)	$98,275	$79,860	$(182,530)

(1)
In 2014, the Company sold its Source product line for $14.4 million, net of transaction fees, recording a gain of approximately $6.5 million before taxes. The historical results of this product line have not been material to the Company’s results of operations.

(2)
Includes the 2014 sale of the Company’s cost method investment in a privately-owned U.S.-based technology company for total proceeds of approximately $16.5 million, of which $14.1 million was due and paid at closing.